Equity affiliates, other investments and related parties (Tables)	12 Months Ended
Dec. 31, 2023
Equity affiliates, other investments and related parties
Schedule of equity affiliates in facing financials

Equity value
As of December 31,
(M$)	2023	2022	2021
Total Associates	9,484	9,533	17,244
Total Joint ventures	16,411	14,623	9,277
TOTAL	25,895	24,156	26,521
Loans	4,562	3,733	4,532
TOTAL	30,457	27,889	31,053

Profit/(loss)
(M$)	2023	2022	2021
Total Associates	1,132	(4,567)	1,186
Total Joint ventures	713	2,675	2,252
TOTAL	1,845	(1,892)	3,438

Other comprehensive income
(M$)	2023	2022	2021
Total Associates	(57)	3,368	734
Total Joint ventures	(151)	129	(28)
TOTAL	(208)	3,497	706

Schedule of information related to associates

	Liquefaction entities			Novatek(a)
Exploration & Production activites (M$)	2023	2022	2021	2022	2021
Non current assets	42,197	40,850	39,348	–	26,954
Current assets	5,745	8,276	11,075	–	8,208
TOTAL ASSETS	47,942	49,126	50,423	–	35,162
Shareholder’s equity	35,144	19,188	23,867	–	25,944
Non current liabilities	7,700	22,312	19,659	–	3,246
Current liabilities	5,098	7,626	6,897	–	5,972
TOTAL LIABILITIES	47,942	49,126	50,423	–	35,162
Revenues from sales	26,288	35,888	23,243	–	15,876
Net income	6,880	10,247	8,056	–	5,871
Other comprehensive income	–	–	–	–	(82)
% owned	–	–	–	19.40%	19.40%
Equity value	3,963	3,243	5,582	–	6,243
Including goodwill and identifiable assets	32	34	1,832	–	1,210
Profit/(loss)	822	(340)	1,024	(5,747)	1,065
Share of other comprehensive income, net amount	(19)	(71)	85	3,118	446
Dividends paid to TotalEnergies	1,052	1,224	817	883	387
(a)	Information includes the best Company’s estimates of results at the date of TotalEnergies’ financial statements.

Renewables and Electricity activities	Adani Green Energy Limited
(M$)	2023	2022	2021
Non current assets	7,887	6,961	6,223
Current assets	1,091	769	1,042
TOTAL ASSETS	8,978	7,730	7,265
Shareholder’s equity	965	807	316
Non current liabilities	5,712	5,805	5,560
Current liabilities	2,301	1,118	1,389
TOTAL LIABILITIES	8,978	7,730	7,265
Revenues from sales	1,061	1,073	545
Net income	162	104	35
Other comprehensive income	5	(112)	(10)
% owned	19.74%	19.74%	20.00%
Equity value	1,877	1,856	2,102
including goodwill and identifiable assets	1,687	1,697	2,039
Profit/(loss)	32	21	7
Share of other comprehensive income, net amount	3	23	6
Dividends paid to TotalEnergies	–	–	–

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2023	2022	2021	2023	2022	2021
Non current assets	9,780	10,003	10,264	2,882	3,905	3,909
Current assets	2,584	3,615	2,221	2,000	2,491	1,908
TOTAL ASSETS	12,364	13,618	12,485	4,882	6,396	5,817
Shareholder’s equity	3,527	3,858	1,164	2,748	2,737	2,693
Non current liabilities	5,850	6,365	7,322	835	2,062	1,906
Current liabilities	2,987	3,395	3,999	1,299	1,597	1,218
TOTAL LIABILITIES	12,364	13,618	12,485	4,882	6,396	5,817
Revenues from sales	12,994	20,492	11,123	9,506	13,193	9,266
Net income	584	2,409	(245)	203	629	649
Other comprehensive income	(59)	284	155	(7)	(5)	(5)
% owned	37.50%	37.50%	37.50%
Equity value	1,323	1,447	437	665	703	693
including goodwill and identifiable assets	–	–	–	–	–	–
Profit/(loss)	219	903	(92)	78	161	174
Share of other comprehensive income, net amount	(46)	147	116	(7)	10	13
Dividends paid to TotalEnergies	321	–	–	145	138	199

Schedule of information related to joint ventures

	Liquefaction entities			GIP III Zephyr			Hanwha TotalEnergies
	(Integrated LNG)			(Integrated			Petrochemical Co.Ltd
				Power)			(Refining & Chemicals)
(M$)	2023	2022	2021	2023		2022	2023	2022	2021
Non current assets	62,461	65,293	66,924	13,111		12,406	3,959	4,113	4,443
Current assets excluding cash and cash equivalents	2,832	2,630	2,912	375		370	2,089	2,326	2,117
Cash and cash equivalents	4,690	4,375	2,312	1,313		1,116	113	82	151
TOTAL ASSETS	69,983	72,298	72,148	14,799		13,892	6,161	6,521	6,711
Shareholder’s equity - Group share	20,438	17,455	9,956	604		296	2,963	3,146	3,538
Shareholder's equity - Non controlling interests	–	–	–	1,912		2,548	–	–	–
Other non current liabilities	10,399	10,785	8,205	1,460		1,285	174	180	164
Non current financial debts	36,144	41,452	50,920	9,598		8,808	858	1,220	1,241
Other current liabilities	3,002	2,606	3,067	414		496	1,137	1,117	1,055
Current financial debts	–	–	–	811		459	1,029	858	713
TOTAL LIABILITIES	69,983	72,298	72,148	14,799		13,892	6,161	6,521	6,711
Revenues from sales	17,605	24,701	14,380	1,452		351	8,754	10,824	8,600
Depreciation and depletion of tangible assets and mineral interests	(2,700)	(2,814)	(3,058)	(460)		(129)	(281)	(289)	(312)
Interest income	32	17	–	40		5	–	–	–
Interest expense	(3,146)	(2,453)	(2,599)	(315)		(95)	(67)	(47)	(44)
Income taxes	(1,798)	(2,804)	(1,448)	–		–	10	(65)	(222)
Net income	5,122	12,791	5,600	83		(36)	(28)	123	620
Non controlling interests	–	–	–	(126)		219	–	–	–
Other comprehensive income	(52)	526	323	(2)		–	(105)	(189)	(308)
% owned				50.00%		50.00%	50.00%	50.00%	50.00%
Equity value	4,941	4,315	2,725	2,283		2,356	1,482	1,573	1,769
including goodwill and identifiable assets	430	465	502	1,981	(a)	2,208	–	–	–
Profit/(loss)	1,058	2,616	1,119	29		(18)	(14)	62	310
Share of other comprehensive income, net amount	(14)	137	84	(1)		–	(69)	(59)	(150)
Dividends paid to TotalEnergies	418	1,166	81	100		46	25	162	109

Schedule of main aggregated financial items in equity consolidated affiliates not presented individually

	2023		2022		2021
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	4,977	13,224	6,014	11,281	5,987	9,745
Current assets	1,231	2,988	1,591	2,742	1,849	1,799
TOTAL ASSETS	6,208	16,212	7,605	14,023	7,836	11,544
Shareholder's equity - TotalEnergies share	921	4,625	1,423	3,894	1,366	2,531
Shareholder's equity - Non controlling interests	–	75	–	140	–	–
Non current liabilities	4,553	8,798	5,296	7,375	5,455	7,460
Current liabilities	734	2,714	886	2,614	1,015	1,553
TOTAL LIABILITIES	6,208	16,212	7,605	14,023	7,836	11,544

	2023		2022		2021
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,026	7,451	2,338	7,026	2,450	4,850
Net income	7	(279)	488	454	514	381
Non controlling interests	–	(64)	–	–	–	–
Share of other comprehensive income items	11	(67)	140	52	68	38
Equity value	1,656	7,705	2,285	6,379	2,188	4,782
Profit/(Loss)	(19)	(359)	436	15	(992)	823
Dividends paid to TotalEnergies	323	120	469	63	498	96

Schedule of other investments

	As of			As of
As of December 31, 2023	January 1,	Increase -	Change in	December 31,
(M$)	2023	Decrease	fair value	2023
Next Decade Corporation	–	219	(5)	214
Other shares at fair value through other comprehensive income (unit value < $50M)	119	28	(6)	141
Equity instruments recorded at fair value other comprehensive income	119	247	(11)	355
BTC Limited	5	–	–	5
Hubei Cathay Smart Energy Fund	54	(54)	–	–
Nordian CPO(a)	–	70	–	70
Other shares at fair value through profit and loss (unit value < $50M)	873	264	(24)	1,113
Equity instruments recorded at fair value profit and loss	932	280	(24)	1,188
TOTAL EQUITY INSTRUMENTS	1,051	527	(35)	1,543

(a)	Nordian CPO will be consolidate in 2024

	As of			As of
As of December 31, 2022	January 1,	Increase -	Change in	December 31,
(M$)	2022	Decrease	fair value	2022
Enphase Energy Inc.	457	(579)	122	–
Other shares at fair value through other comprehensive income (unit value < $50M)	116	13	(10)	119
Equity instruments recorded at fair value other comprehensive income	573	(566)	112	119
BTC Limited	14	–	(9)	5
Hubei Cathay Smart Energy Fund	36	7	11	54
Other shares at fair value through profit and loss (unit value < $50M)	1,002	(54)	(75)	873
Equity instruments recorded at fair value profit and loss	1,052	(47)	(73)	932
TOTAL EQUITY INSTRUMENTS	1,625	(613)	39	1,051

	As of			As of
As of December 31, 2021	January 1,	Increase -	Change in	December 31,
(M$)	2021	Decrease	fair value	2021
Enphase Energy Inc.	613	(177)	21	457
Tellurian Investments Inc.	57	(111)	54	–
Other shares at fair value through other comprehensive income (unit value < $50M)	113	12	(9)	116
Equity instruments recorded at fair value other comprehensive income	783	(276)	66	573
BBPP	58	(58)	–	–
BTC Limited	27	—	(13)	14
Hubei Cathay Smart Energy Fund	36	1	(1)	36
Other shares at fair value through profit and loss (unit value < $50M)	1,103	(107)	6	1,002
Equity instruments recorded at fair value profit and loss	1,224	(164)	(8)	1,052
TOTAL EQUITY INSTRUMENTS	2,007	(440)	58	1,625

Schedule of main transactions and receivable and payable balances with related parties

As of December 31,
(M$)	2023	2022	2021
Balance sheet
Receivables
Debtors and other debtors	1,144	1,231	809
Loans (excl. loans to equity accounted for affiliates)	232	184	113
Payables
Creditors and other creditors	1,068	1,610	1,347
Debts	1	5	2

For the year ended December 31,
(M$)	2023	2022	2021
Statement of income
Sales	7,222	6,806	4,250
Purchases	(15,574)	(25,656)	(13,473)
Financial income	3	3	–
Financial expense	(5)	(9)	(8)

Schedule of affiliates direct and indirect compensation

For the year ended December 31,
(M$)	2023	2022	2021
Number of people	11	11	11
Direct or indirect compensation	13.9	12.4	11.9
Pension expenses (a)	3.5	1.9	1.4
Share-based payments expense (IFRS 2) (b)	8.7	7.7	4.9

(a)

The benefits provided for Executive Officers of the Company and the members of the Board of Directors, who are employees of the Company, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent a commitment of $82.9 million as of December 31, 2023 (against $64.3 million as of December 31, 2022 and $90.7 million as of December 31, 2021). Converted into Euros, this commitment amounts to €75 million as of December 31, 2023 (against €60.3 million as of December 31, 2022 and €80.1 million as of December 31, 2021). The increase is related to the decrease in discount rates.

(b)

Share-based payments expense computed for the Executive Officers and the members of the Board of Directors who are employees of TotalEnergies and based on the principles of IFRS 2 “Share-based payments” described in Note 9.